MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                          MASSACHUSETTS INVESTORS TRUST
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                MFS(R) BOND FUND
                        MFS(R) CAPITAL OPPORTUNITIES FUND
                            MFS(R) CASH RESERVE FUND
                       MFS(R) CONSERVATIVE ALLOCATION FUND
                             MFS(R) CORE EQUITY FUND
                             MFS(R) CORE GROWTH FUND
                           MFS(R) EMERGING GROWTH FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                      MFS(R) FLOATING RATE HIGH INCOME FUND
                            MFS(R) GLOBAL EQUITY FUND
                            MFS(R) GLOBAL GROWTH FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                          MFS(R) GROWTH ALLOCATION FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
                             MFS(R) HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                       MFS(R) INFLATION-ADJUSTED BOND FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                    MFS(R) INTERNATIONAL DIVERSIFICATION FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                          MFS(R) LIFETIME(R) 2010 FUND
                          MFS(R) LIFETIME(R) 2020 FUND
                          MFS(R) LIFETIME(R) 2030 FUND
                          MFS(R) LIFETIME(R) 2040 FUND
                    MFS(R) LIFETIME(R) RETIREMENT INCOME FUND
                          MFS(R) LIMITED MATURITY FUND
                           MFS(R) MID CAP GROWTH FUND
                            MFS(R) MID CAP VALUE FUND
                         MFS(R) MODERATE ALLOCATION FUND
                            MFS(R) MONEY MARKET FUND
                           MFS(R) MUNICIPAL BOND FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            MFS(R) NEW DISCOVERY FUND
                            MFS(R) NEW ENDEAVOR FUND
                            MFS(R) RESEARCH BOND FUND
                           MFS(R) RESEARCH BOND FUND J
                              MFS(R) RESEARCH FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                          MFS(R) STRATEGIC GROWTH FUND
                          MFS(R) STRATEGIC INCOME FUND
                           MFS(R) STRATEGIC VALUE FUND
                             MFS(R) TECHNOLOGY FUND
                            MFS(R) TOTAL RETURN FUND
                        MFS(R) UNION STANDARD EQUITY FUND
                              MFS(R) UTILITIES FUND
                                MFS(R) VALUE FUND
                          MFS(R) MUNICIPAL STATE FUNDS:
                         AL, AR, CA, FL, GA, MD, MA, MS,
                           NY, NC, PA, SC, TN, VA, WV

                        Supplement to Current Prospectus


Effective May 1, 2006, the sections entitled "Class A Shares - Purchases Subject to an Initial Sales Charge" and "Class A and Class 529A Shares - Purchases Subject to an Initial Sales Charge" [for funds that offer class 529A shares] are restated as follows for the funds listed below:

For Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Aggressive Growth Allocation Fund, MFS Capital Opportunities Fund, MFS Conservative Allocation Fund, MFS Core Equity Fund, MFS Core Growth Fund, MFS Emerging Growth Fund, MFS Emerging Markets Equity Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global Total Return Fund, MFS Growth Allocation Fund, MFS Growth Opportunities Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Value Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, MFS Lifetime Retirement Income Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS Moderate Allocation Fund, MFS New Discovery Fund, MFS New Endeavor Fund, MFS Research Fund, MFS Research International Fund, MFS Strategic Growth Fund, MFS Strategic Value Fund, MFS Technology Fund, MFS Total Return Fund, MFS Union Standard Equity Fund, MFS Utilities Fund, MFS Value Fund

Purchases Subject to an Initial Sales Charge. The amount of the initial sales charge you pay when you buy class A or [for funds that offer Class 529A shares] 529A shares differs depending upon the amount you invest, as follows:

                                      Sales Charge* as Percentage of:

Amount of Purchase                    Offering             Net Amount
                                       Price                Invested
Less than $50,000                       5.75%                 6.10%

$50,000 but less than $100,000          4.75                  4.99
$100,000 but less than $250,000         3.75                  3.90
$250,000 but less than $500,000         2.75                  2.83
$500,000 but less than $1,000,000       2.00                  2.04
$1,000,000 or more                     None**                None**
------------------------

* Because of rounding in the calculation of offering price, actual sales charges you pay may be more or less than those calculated using these percentages. ** For class A shares only, a 1% CDSC will apply to such purchases, as discussed below.

Please see "Class A/529A Sales Charge Waivers or Reductions" below for additional information.

For MFS Bond Fund, MFS Emerging Markets Debt Fund, MFS Government Securities Fund, MFS High Income Fund, MFS High Yield Opportunities Fund, MFS Inflation-Adjusted Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Municipal Bond Fund, MFS Municipal High Income Fund, MFS Municipal Income Fund, MFS Research Bond Fund, MFS Research Bond Fund J, MFS Strategic Income Fund, MFS Municipal State Funds: AL, AR, CA, FL, GA, MD, MA, MS, NY, NC, PA, SC, TN, VA, WV

Purchases Subject to an Initial Sales Charge. The amount of the initial sales charge you pay when you buy class A or [for funds that offer Class 529A shares] 529A shares differs depending upon the amount you invest, as follows:

                                      Sales Charge* as Percentage of:


Amount of Purchase                    Offering             Net Amount
                                       Price                Invested
Less than $50,000                       4.75%                 4.99%
$50,000 but less than $100,000          4.25                  4.44
$100,000 but less than $250,000         3.75                  3.90
$250,000 but less than $500,000         2.75                  2.83
$500,000 but less than $1,000,000       2.00                  2.04
$1,000,000 or more                     None**                None**
------------------------
* Because of rounding in the calculation of offering price, actual sales charges you pay may be more or less than those calculated using these percentages. ** For class A shares only, a 1% CDSC will apply to such purchases, as discussed below.

Please see "Class A/529A Sales Charge Waivers or Reductions" below for additional information.

Effective May 1, 2006, the sections entitled "Letter of Intent (LOI)" "Rights of Accumulation (ROA)" and "Linking Accounts for LOI and ROA" under "Class A Sales Charge Waivers or Reductions" or "Class A/259 Sales Charge Waivers or Reductions" [for funds that offer class 529A shares] are restated as follows:

Letter of Intent (LOI). You may pay a reduced or no (for purchases of $1 million or more) initial sales charge on purchases of class A or class 529A shares if you commit to invest a specific dollar amount, based on the gross amount of your investments (including the amount of any sales charge paid), including investments through any linked accounts (as discussed below) in any class of any MFS fund (and the MFS Fixed Fund, a bank collective investment trust) within a 13-month period (36 months for a $1 million commitment). For each purchase you make under the LOI, you will pay the initial sales charge rate applicable to the total amount you have committed to purchase. If you do not purchase the committed amount within the relevant time period, your account will be adjusted by redemption of the amount of shares needed to satisfy the higher initial sales charge level for the amount actually purchased.

Only purchases made at the same time as or after the LOI may be included under your LOI commitment amount. However, for an LOI executed prior to May 1, 2006, you may request that purchases made during the 90 days prior to your execution of the LOI be included under your LOI commitment amount. You or your financial intermediary must inform the fund or its agent that the LOI is in effect each time shares of a fund are purchased.

Right of Accumulation (ROA). You may pay a reduced or no initial sales charge on purchases of class A or 529A shares by aggregating the total dollar amount of your investment with the value of your existing investments or any linked accounts (as discussed below) in any class of any MFS fund (and the MFS Fixed
Fund) based on current maximum public offering price of your investments. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts based on the sales charge schedule above.

     Linking Accounts for LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA as described above, you may combine the value of your current purchase of shares of an MFS fund (or MFS Fixed Fund) with the value of existing accounts held with the MFS funds by you, your spouse (or legal equivalent under applicable state law), and your children under the age of 21.

     Eligible accounts that you may link under a LOI and ROA may include:

     o    Individual  accounts;
     o    Joint accounts;
     o Trust accounts of which you, your spouse or child under the age of 21 is the grantor;
     o    MFS 529 Savings Plan accounts;
     o    Certain Single Participant Retirement Plan accounts;
     o    Certain Individual Retirement Accounts; and
     o    UGMA/UTMA Accounts.

     In order to link such accounts under a LOI or ROA, the broker of record at the time of your current purchase must be the broker of record for any additional accounts to be linked. MFS fund shares held as follows cannot be combined with your current purchase for purposes of a LOI or ROA:

     o Shares held indirectly through financial intermediaries other than the broker of record for your current purchase (for example, shares held in a different broker's brokerage account or with a bank, an insurance company separate account or an investment adviser); or
     o Shares held directly in a MFS fund account on which the broker of record is different than the broker of record for your current purchase.

     It is your responsibility to inform the broker of record for your current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under a LOI or a ROA. If you have not designated a broker dealer of record, you should inform MFSC directly of any accounts held with the MFS funds that you believe are eligible to be linked under a LOI or a ROA. You should provide your financial intermediary (including MFSC if you have not designated a broker of record) with certain supporting information at the time of purchase regarding accounts held with the MFS funds that are eligible to be combined for purposes of a LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. You should request that your financial intermediary provide this information to the funds or their agents when placing your purchase order.

          Special Note for LOI or ROA eligible accounts linked prior to May 1, 2006. Any LOI or ROA eligible accounts linked prior to May 1, 2006 will remain linked to the extent the broker of record information for such accounts is not modified. In the event you change the broker of record for any such account, your accounts will no longer be eligible to be linked under a LOI or ROA. In addition, you will not be able to link additional accounts to the extent they do not meet the criteria discussed above.

Effective May 1, 2006, the sections entitled "Class A Sales Charge Waivers or Reductions - Reinstatement Privilege" and "Class A/529A Sales Charge Waivers or Reductions - Reinstatement Privilege" [for funds that offer class 529A shares] are restated as follows:

Reinstatement Privilege. Effective for shares redeemed on or after May 1, 2006, the reinstatement privilege is eliminated. For shares redeemed on or before April 30, 2006, you have a one-time right to reinvest the proceeds (under the same account registration) within 90 days of the redemption without paying a sales charge.

For shareholders who exercise this privilege after redeeming class A shares on or before April 30, 2006, if the redemption involved a CDSC, your account will be credited with the appropriate amount of the CDSC you paid; however, your new class A shares will still be subject to a CDSC in accordance with the CDSC schedule applicable to your original shares.

For shareholders who exercise their 90-day reinstatement privilege after redeeming class B or class 529B shares on or before April 30, 2006, you may reinvest your redemption proceeds only into the corresponding class A or class 529A shares. The class A or class 529A shares you purchase will not be subject to an initial sales charge or a CDSC, but if you paid a CDSC when you redeemed your class B or class 529B shares, your account will not be credited with the CDSC you paid.

Effective May 1, 2006, the sections entitled "Class B and Class C Sales Charge Waivers or Reductions - Reinstatement Privilege" or "Class B/529B and Class C/529C Sales Charge Waivers or Reductions - Reinstatement Privilege" [for funds that offer class 529B and/or 529C shares] are restated as follows:

Reinstatement Privilege. Effective for shares redeemed on or after May 1, 2006, the reinstatement privilege is eliminated. For shares redeemed on or before April 30, 2006, you have a one-time right to reinvest the proceeds (under the same account registration) within 90 days of the redemption without paying a sales charge.

For shareholders who exercise this privilege after redeeming class C or class 529C shares on or before April 30, 2006, if the redemption involved a CDSC, your account will be credited with the appropriate amount of the CDSC you paid; however, your new class C or 529C shares (as applicable) will still be subject to a CDSC in accordance with the CDSC schedule applicable to your original shares.

For shareholders who exercise their 90-day reinstatement privilege after redeeming class B or class 529B shares on or before April 30, 2006, you may reinvest your redemption proceeds only into the corresponding class A or class 529A shares. The class A or class 529A shares you purchase will not be subject to an initial sales charge or a CDSC, but if you paid a CDSC when you redeemed your class B or class 529B shares, your account will not be credited with the CDSC you paid.

Effective May 1, 2006, the last paragraph under "How to Purchase, Exchange and Redeem Shares - How to Purchase Shares - Initial Purchase" is modified to reflect the following [for those funds that offer class B, 529B, C and/or 529C shares]:

Purchases of class B or class 529B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of class C or class 529C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for class B or class 529B share purchases or $999,999 for class C or class 529C share purchases, you will not be able to purchase class B, class 529B, class C or class 592C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a LOI or ROA will be included. Please see the discussion under "Linking Accounts for LOI and ROA" above.

The fund or its agents may at their discretion accept a purchase request for class B shares that would otherwise exceed the total account value limitation of $99,999 under limited circumstances, including, by way of example, when a retirement plan is rolling over assets from another account into a pre-existing account maintained in class B shares of the fund.

Effective May 1, 2006, the section entitled "How to Purchase, Exchange and Redeem Shares - How to Purchase Shares - Adding to Your Account" is restated as follows:

Adding to Your Account. There are several easy ways you can make additional investments of at least $50 to your account:

     -    send a check with the returnable portion of your statement;
     -    ask your financial intermediary to purchase shares on your behalf;
     - wire additional investments through your bank (call MFSC first for instructions); or
     - authorize transfers by phone between your bank account and your MFS account. The maximum purchase amount for this method is $100,000. You must elect this privilege on your account application if you wish to use it.

Effective immediately, the section entitled "Other Information - Pricing of Fund Shares" in the prospectuses the above-referenced funds are replaced in their entirety by the following:

The price of each class of the fund's shares is based on its net asset value. The net asset value of each class of shares is determined once each day during which the New York Stock Exchange is open for trading as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). Net asset value per share is computed by dividing the net assets allocated to each share class by the number of fund shares outstanding for that class. On holidays or other days (such as Good Friday) when the New York Stock Exchange is closed, net asset value is not calculated, and the fund does not transact purchase, exchange or redemption orders.

You will receive the net asset value next calculated, after the deduction of applicable sales charges and any required tax withholding, if your order is complete (i.e., has all required information in the appropriate form) and:

     o MFSC receives your order by the valuation time, if placed directly by you (not through a financial intermediary such as a broker or bank); or

     o your financial intermediary receives your order by the valuation time and transmits your order to MFSC.


For all funds except MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS International Diversification Fund, MFS Retirement Income Fund, MFS 2010 Fund, MFS 2020 Fund, MFS 2030 Fund, MFS 2040 Fund, MFS Cash Reserve Fund, MFS Money Market Fund and MFS Government Money Market Fund

To determine net asset value, the fund's investments for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost.

For MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS International Diversification Fund, MFS Retirement Income Fund, MFS 2010 Fund, MFS 2020 Fund, MFS 2030 Fund and MFS 2040 Fund

To determine net asset value, underlying funds are generally valued at their net asset value per share. Underlying funds' investments for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost.

For all funds except MFS Cash Reserve Fund, MFS Money Market Fund and MFS Government Money Market Fund

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

For MFS Cash Reserve Fund, MFS Money Market Fund and MFS Government Money Market Fund

To determine net asset value, the fund's investments are generally valued at amortized cost.


                  The date of this supplement is April 1, 2006.